CONSOLIDATED BALANCES SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Temporary equity, shares outstanding	1,850,147	0
Temporary equity, redemption price per share (in Dollars per share)	$ 0.01	$ 0.01
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	15,505,853	15,477,374
Common stock, shares outstanding	15,505,853	15,477,374
Lamf Global Ventures Corp I [Member]
Preferred stock. par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock. shares authorized	1,000,000	1,000,000
Preferred stock. shares issued	0	0
Preferred stock. shares outstanding	0	0
Common Class A [Member] | Lamf Global Ventures Corp I [Member]
Temporary equity, shares outstanding	2,952,616	25,300,000
Temporary equity, redemption price per share (in Dollars per share)	$ 10.86	$ 10.35
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	9,539,333	1,106,000
Common stock, shares outstanding	9,539,333	1,106,000
Common Class B [Member] | Lamf Global Ventures Corp I [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	0	8,433,333
Common stock, shares outstanding	0	8,433,333